Note 7 - Accounting Policies and New Standards Adopted - Interim Consolidated Statements of Comprehensive Income (Loss) IFRS 15 Effect (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Sales	$ 3,812,470	$ 3,623,558
Cost of sales	3,100,255	2,983,047
Gross margin	712,215	640,511
Administrative	206,820	187,250
Selling and marketing	232,030	232,228
Other operating expenses	226,181	95,304
Restructuring costs	16,078
Operating expense excluding cost of sales	681,109	514,782
Operating profit before the following	31,106	125,729
Finance costs	(88,072)	(55,972)
Change in fair value of derivative instruments and other	(153,226)	474,393
Other income -net	1,365	1,040
Loss before income taxes	(208,827)	545,190
Total tax expense (income)	11,229	20,671
Profit (loss) from continuing operations	(220,056)	524,519
Loss from discontinued operations	(22,379)	(5,945)
Loss for the period	(242,435)	518,574
Shareholders of Just Energy	(242,243)	509,276
Non-controlling interest	$ (192)	$ 9,298
Basic earnings (loss) per share from continuing operations available to shareholders (in CAD per share)	$ (1.54)	$ 3.45
Diluted earnings (loss) from continuing operations per share available to shareholders (in CAD per share)	$ (1.54)	$ 2.65
IAS 18 [member]
Statement Line Items [Line Items]
Sales	$ 3,812,470
Cost of sales	3,100,255
Gross margin	712,215
Administrative	206,820
Selling and marketing	264,558
Other operating expenses	115,016
Restructuring costs	16,078
Operating expense excluding cost of sales	725,827
Operating profit before the following	(1,422)
Finance costs	(88,072)
Change in fair value of derivative instruments and other	(153,226)
Loss before income taxes	(241,355)
Total tax expense (income)	11,229
Profit (loss) from continuing operations	(252,584)
Loss from discontinued operations	(22,379)
Loss for the period	(274,963)
Shareholders of Just Energy	(274,771)
Non-controlling interest	$ (192)
Basic earnings (loss) per share from continuing operations available to shareholders (in CAD per share)	$ (2.20)
Diluted earnings (loss) from continuing operations per share available to shareholders (in CAD per share)	$ (2.20)
IAS 18 [member] | Filter Group Inc [member]
Statement Line Items [Line Items]
Other income -net	$ 1,365
Increase (decrease) due to application of IFRS 15 [member]
Statement Line Items [Line Items]
Sales
Cost of sales
Gross margin
Administrative
Selling and marketing	(32,528)
Other operating expenses
Restructuring costs
Operating expense excluding cost of sales	(32,528)
Operating profit before the following	32,528
Finance costs
Change in fair value of derivative instruments and other
Loss before income taxes	32,528
Total tax expense (income)
Profit (loss) from continuing operations	32,528
Loss from discontinued operations
Loss for the period	32,528
Shareholders of Just Energy	32,528
Non-controlling interest
Basic earnings (loss) per share from continuing operations available to shareholders (in CAD per share)	$ 0.53
Diluted earnings (loss) from continuing operations per share available to shareholders (in CAD per share)	$ 0.53
Increase (decrease) due to application of IFRS 15 [member] | Filter Group Inc [member]
Statement Line Items [Line Items]
Other income -net
IFRS 15 [member]
Statement Line Items [Line Items]
Sales	3,812,470
Cost of sales	3,100,255
Gross margin	712,215
Administrative	206,820
Selling and marketing	232,030
Other operating expenses	226,181
Restructuring costs	16,078
Operating expense excluding cost of sales	681,109
Operating profit before the following	31,106
Finance costs	(88,072)
Change in fair value of derivative instruments and other	(153,226)
Loss before income taxes	(208,827)
Total tax expense (income)	11,229
Profit (loss) from continuing operations	(220,056)
Loss from discontinued operations	(22,379)
Loss for the period	(242,435)
Shareholders of Just Energy	(242,243)
Non-controlling interest	$ (192)
Basic earnings (loss) per share from continuing operations available to shareholders (in CAD per share)	$ (1.68)
Diluted earnings (loss) from continuing operations per share available to shareholders (in CAD per share)	$ (1.68)
IFRS 15 [member] | Filter Group Inc [member]
Statement Line Items [Line Items]
Other income -net	$ 1,365